Share-Based Compensation - Schedule of Total Compensation Expenses Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 59	$ 8,887	$ 9,681	$ 0
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense		487	0	0
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense		748	0	0
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense		$ 7,652	$ 9,681	$ 0